Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net loss	$ (5,425)	$ (6,870)	$ (9,891)
Adjustments to reconcile net loss to net cash from operating activities:
Provision for loan losses	3,375	8,468	9,928
Valuation allowance on foreclosed assets	1,139		0
Valuation (gain) loss on mortgage servicing rights	(3)	1	(4)
Depreciation	384	508	483
Amortization, net	858	509	(38)
Net realized gain on sales of securities	(353)	(468)
Originations of loans held for sale	(36,035)	(79,506)	(66,024)
Proceeds from sale of loans held for sale	37,072	80,192	63,312
Net gain on sale of loans	(294)	(866)	(642)
Valuation loss on loans transferred from held for sale to portfolio			5
Net gain on acquisition			(208)
Loss on disposal of premises and equipment		1
Loss on sale of assets held for sale	2
Gain on sale of foreclosed assets	(8)		(1)
Stock-based compensation expense	40	7	83
Change in deferred income taxes (net of change in valuation allowance)		198	1,579
Net change in:
Bank owned life insurance	(130)	(126)	(125)
Accrued interest receivable and other assets	(95)	632	(542)
Accrued interest payable and other liabilities	(46)	367	(442)
Net cash from operating activities	481	3,047	(2,527)
Cash flows from investing activities
Net increase in interest-bearing deposits in other financial institutions	(1,984)
Available-for-sale securities:
Sales	12,219	13,632
Maturities, prepayments and calls	9,878	7,173	6,419
Purchases	(12,473)	(28,599)	(3,698)
Loan originations and payments, net	36,247	18,086	(4,403)
Loans purchased			(2,231)
Proceeds from sale of portfolio loans		10,073
Proceeds from redemption of FHLB stock			167
Additions to premises and equipment	(69)	(56)	(40)
Proceeds from the sale of premises and equipment	533		1
Proceeds from the sale of foreclosed assets	1,000		28
Net cash used in acquisition			(675)
Net cash from investing activities	45,351	20,309	(4,432)
Cash flows from financing activities
Net change in deposits	(10,417)	16,230	3,363
Net change in short-term borrowings from the FHLB and other debt		(2,065)	(3,785)
Proceeds from long-term FHLB advances and other debt			17,942
Repayments on long-term FHLB advances and other debt	(8,200)	(6,000)	(11,200)
Net change in advances by borrowers for taxes and insurance	(54)	52	(6)
Cash dividends paid on common stock			(205)
Cash dividends paid on preferred stock		(271)	(341)
Costs associated with issuance of preferred stock			(13)
Net cash from financing activities	(18,671)	7,946	5,755
Net change in cash and cash equivalents	27,161	31,302	(1,204)
Beginning cash and cash equivalents	34,275	2,973	4,177
Ending cash and cash equivalents	61,436	34,275	2,973
Supplemental cash flow information:
Interest paid	3,366	4,152	6,095
Income taxes paid		(25)
Supplemental noncash disclosures:
Transfers from loans to repossessed assets		4,509	174
Premises and equipment transferred to assets held for sale	167	535
Loans issued to finance the sale of repossessed assets			162
Loans transferred from held for sale to portfolio			$ 1,852